Income Taxes - Summary of Income Tax Contingencies (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 0	$ 0
Increases to prior positions	107	0
Decreases to prior positions	0	0
Increases for current year positions	7	0
Balance at end of year	$ 114	$ 0